EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY
EQUITY

14.EQUITY

Ordinary shares

On September 14, 2023, the Group effected a share consolidation at a ratio of one-for-fifteenth (15) ordinary shares with a par value of US$0.00005 each in the Group’s issued and unissued share capital into one ordinary share with a par value of US$0.00075.

On October 25, 2024, the Group effected a share consolidation at a ratio of one-for-sixty (60) ordinary shares with a par value of US $0.00075 each in the Group’s issued and unissued share capital into one ordinary share with a par value of US $0.045. In addition, the Group also effected an increase in authorized share capital from $500,000 to $36,500,000, and a redesignation of ordinary shares into two-class ordinary shares.

14.EQUITY (CONTINUED)

Following the First and Second Share Consolidation, increase in authorized share capital and redesignation of Class A and Class B Ordinary Shares, the authorized share capital of the Group to be US $36,500,000 divided into 796,106,500 Class A Ordinary Shares and 15,000,000 Class B Ordinary Shares, each at a par value of US$0.045 per share, and 333,738 preferred shares, including (a) 6,000 Series A convertible preferred shares of a par value of US$0.0001 each, (b) 6,000 Series D convertible preferred shares of a par value of US$0.0001 each, (c) 50,005 Series F convertible preferred shares of a par value of US$0.00005 each, (d) 50,000 Series G convertible preferred shares of a par value of US$0.00075 each, (e) 50,000 Series H convertible preferred shares of a par value of US$0.00075 each, (f) 50,000 Series I convertible preferred shares of a par value of US$0.00075 each, (g) 50,000 Series J convertible preferred shares of a par value of US$0.00075 each, and (h) 71,733 Series K convertible preferred shares of a par value of US$0.00075 each.

On December 1, 2025, the Group effected a share consolidation at a ratio of one - for - thirty (30) ordinary shares with a par value of US $0.045 each in the Group’s issued and unissued share capital into one ordinary share with a par value of US $1.35 (“the Second Share Consolidation”). In addition, the Group also effected an increase in authorized share capital from $36,500,000 to $1,505,316,695, being divided into (a) 1,015,049,250 Class A ordinary shares of a par value of US$1.35 each, (b) 100,000,000 Class B ordinary shares of a par value of US$1.35 each, (c) 6,000 Series A convertible preferred shares of a par value of US$0.0001 each, (d) 6,000 Series D convertible preferred shares of a par value of US$0.0001 each, (e) 50,005 Series F convertible preferred shares of a par value of US$0.00005 each, (f) 50,000 Series G convertible preferred shares of a par value of US$0.00075 each, (g) 50,000 Series H convertible preferred shares of a par value of US$0.00075 each, (h) 50,000 Series I convertible preferred shares of a par value of US$0.00075 each, (i) 50,000 Series J convertible preferred shares of a par value of US$0.00075 each, and (j) 71,733 Series K convertible preferred shares of a par value of US$0.00075 each.

The Group believed that it was appropriate to reflect the transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Group has retroactively adjusted all share and per share data for all periods presented.

As of December 31, 2025, there were 21,279,792 Class A Ordinary Shares and 2,170,001 Class B Ordinary Shares (after giving effects to the 2025 Share consolidation) issued, respectively. As of December 31, 2025, there were 21,279,792 Class A Ordinary Shares and 2,170,001 Class B Ordinary Shares (after giving effects to the 2025 Share consolidation) outstanding, respectively.

As of December 31, 2024, there were 182,972 Class A Ordinary Shares and 36,667 Class B Ordinary Shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation) issued and outstanding, respectively.

Preferred shares

Series D Preferred Shares

On March 31, 2021, KAH closed a securities purchase agreement with Moatable, Inc. (the “Holder”) a. Pursuant to the agreement, the Holder invested $6,000 in the Group in exchange for 6,000 shares of newly designated Series D convertible preferred shares (the “Series D Preferred Shares”) of KAH. The preferred shares and ordinary shares underlying the warrants are not subject to stock split. Major terms of the Series D Preferred Shares are as follows:

Conversion Rights: Series D preferred shares are convertible into 2,000,000 ordinary shares of KAH’s at a conversion price of $3.00, subject to customary adjustments. Each Preferred Share shall be convertible, at any time and from time to time from and after April 8, 2021 at the option of the Holder into that number of ordinary shares.

Redemption Rights: the redemption was comprised of optional redemption and redemption on triggering events. With respect to optional redemption, KAH may deliver a notice to the Holders of its irrevocable option to redeem some or all of the then outstanding Series D Preferred Shares at any time after March 30, 2022. With respect to redemption on several triggering events, upon the occurrence of a Triggering Event, each Holder shall have the right, exercisable at the sole option of such Holder, to require the Group to redeem all of the Series D Preferred Shares.

The Series D Preferred Shares were considered as permanent equity since they were redeemable upon the occurrence of events that are within the Group’s control. The Group has issued 6,000 convertible preferred shares and received $6,000 in April 8, 2021.

14.EQUITY (CONTINUED)

Series F Preferred Shares

On December 28, 2022, KAG closed a securities purchase agreement with Stanley Star Group Inc. (the “Holder”). On March 24, 2023, KAG and Stanley Star entered into an amendment to the supplement agreement that modified specific terms of the $50 million preferred stock issued by the Group to Stanley Star. The Group issued 50,000 convertible preferred shares of the Group to Stanley Star as part of consideration of the divestment of certain subsdiaries. The preferred shares and ordinary shares underlying the warrants are not subject to stock split. Major terms of the Series F Preferred Shares are as follows:

Conversion Rights: Series F preferred shares are convertible into 18,518 ordinary shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation) of the Group at a conversion price of $1.00, subject to customary adjustments. Each Preferred Share shall be convertible, at any time and from time to time from and after the applicable Issuance Date at the option of the Holder into that number of ordinary shares.

Redemption Rights: the redemption was comprised of optional redemption and redemption on triggering events. With respect to optional redemption, the Group may deliver a notice to the Holders of its irrevocable election to redeem some or all of the then outstanding Series F Preferred Shares at any time after January 1, 2023. With respect to redemption on several triggering events, upon the occurrence of a Triggering Event, each Holder shall have the right, exercisable at the sole option of such Holder, to require the Group to redeem all of the Series F Preferred Shares.

The Series F Preferred Shares were considered as permanent equity since they were redeemable upon the occurrence of events that are within the Group’s control. For the years ended December 31, 2025, 2024 and 2023, KAH issued 5,620,000, 16,667 and 3,889 Class A ordinary shares (after giving effects to the 2025 Share consolidation), respectively, to Stanley Star. As of December 31, 2025, the Company has settled the 19,500 Series F Preferred Shares with 30,500 Series F Preferred Shares outstanding.

Series G Preferred Shares

In connection with disposal of KAG in June 2023 (Note 3), on May 20, 204, KAG issued 12,800 Series G convertible preferred shares, at fair value of $1,996, to the purchaser of KAG to partially settle the outstanding liabilities.

Conversion Rights: Series G preferred shares are convertible into 7,111 ordinary shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation) of the Group at a conversion price of $1.00, subject to customary adjustments. Each Preferred Share shall be convertible, at any time and from time to time from and after the applicable Issuance Date at the option of the Holder into that number of ordinary shares.

Redemption Rights: the redemption was comprised of optional redemption and redemption on triggering events. With respect to optional redemption, the Group may deliver a notice to the Holders of its irrevocable election to redeem some or all of the then outstanding Series G Preferred Shares at any time after May 20, 2024. With respect to redemption on several triggering events, upon the occurrence of a Triggering Event, each Holder shall have the right, exercisable at the sole option of such Holder, to require the Group to redeem all of the Series G Preferred Shares.

The Series G Preferred Shares were considered as permanent equity since they were redeemable upon the occurrence of events that are within the Group’s control.

14.EQUITY (CONTINUED)

Series H Preferred Shares

In May 2024, the Company issued 7,366 Series H convertible preferred shares to dealers to settle sales incentive of $571 and $417, respectively, incurred for the year of 2024 and 2023.

Conversion Rights: Series H preferred shares are convertible into 4 ordinary shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation) of the Group at a conversion price of $1.00, subject to customary adjustments. Each Preferred Share shall be convertible, at any time and from time to time from and after the applicable Issuance Date at the option of the Holder into that number of ordinary shares.

Redemption Rights: the redemption was comprised of optional redemption and redemption on triggering events. With respect to optional redemption, the Group may deliver a notice to the Holders of its irrevocable election to redeem some or all of the then outstanding Series H Preferred Shares at any time after May 20, 2024. With respect to redemption on several triggering events, upon the occurrence of a Triggering Event, each Holder shall have the right, exercisable at the sole option of such Holder, to require the Group to redeem all of the Series H Preferred Shares.

The Series H Preferred Shares were considered as permanent equity since they were redeemable upon the occurrence of events that are within the Group’s control.

Series I Preferred Shares

In August 2025, the Company issued 10,000 Series I convertible preferred shares to the buyer of Wuxi Morning to compensation the negative net assets of Wuxi Morning Star

Conversion Rights: Series I preferred shares are convertible into 333,333 ordinary shares (after giving effects to the 2025 Share consolidation) of the Group at a conversion price of $1.00, subject to customary adjustments. Each Preferred Share shall be convertible, at any time and from time to time from and after the applicable Issuance Date at the option of the Holder into that number of ordinary shares.

Redemption Rights: the redemption was comprised of optional redemption and redemption on triggering events. With respect to optional redemption, the Group may deliver a notice to the Holders of its irrevocable election to redeem some or all of the then outstanding Series I Preferred Shares at any time after August 6, 2025. With respect to redemption on several triggering events, upon the occurrence of a Triggering Event, each Holder shall have the right, exercisable at the sole option of such Holder, to require the Group to redeem all of the Series H Preferred Shares.

The Series I Preferred Shares were considered as permanent equity since they were redeemable upon the occurrence of events that are within the Group’s control.

14.EQUITY (CONTINUED)

Warrants

Issuance of ordinary shares and 2023 warrants

On November 7, 2023, KAH closed a securities purchase agreement with Mr. Long Li, Hermann Limited and Aslan Family Limited (the “Investors”), pursuant to which the Group issued the Investors (i) an aggregate of 5,833 Class A Ordinary Shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation) of the Group, par value of US$1.35 per share, at a purchase price of US$1,566 per share (the “Purchase Shares”), and (ii) the warrants to purchase up to 5,833 shares of the Class A Ordinary Shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation). Each of the Investors will purchase 1,944 of the Purchase Shares (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation) and 1,944 of the Warrants 58,333. The 2023 Warrants will be exercisable immediately commencing on the closing date of the Securities Purchase Agreement and will expire on the second anniversary of November 7, 2023. On November 11, 2023, the Group and the Investors entered into an amendment to the Securities Purchase Agreement pursuant to which the Purchase Price of the shares is adjusted from $1,944 per share to $3,240 per share and the exercise price of the Warrants is adjusted from US$1,800 per share to US$3,240 per share.

As of November 7, 2023
2023 Warrant
Risk-free rate of return	4.37%
Estimated volatility rate	53.29%
Dividend yield	0%
Spot price of underling ordinary share	1,584
Exercise price	$3,240
Fair value of warrant	$926

Statutory reserve and restricted net assets

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIE entities located in the PRC, are required to provide for certain statutory reserves. The statutory reserve fund required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Group is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Group in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC subsidiary only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these PRC laws and regulations, the Group’s PRC subsidiary is restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group’s restricted net assets, comprising of paid-in-capital and statutory reserve of Group’s PRC subsidiary, were $105,622 and $107,222 as of December 31, 2025 and 2024, respectively.